Fair Value Measurements (Details) - Schedule of the fair value of the Company’s financial instruments - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Cash equivalents	$ 165	$ 4,863
Liabilities:
Total	165	4,863
Level 1 [Member] | Derivative Liability [Member]
Liabilities:
Total
Level 1 [Member] | Warrant Liability [Member]
Liabilities:
Total
Level 2 [Member]
Assets:
Cash equivalents
Liabilities:
Total
Level 2 [Member] | Derivative Liability [Member]
Liabilities:
Total
Level 2 [Member] | Warrant Liability [Member]
Liabilities:
Total
Level 3 [Member]
Assets:
Cash equivalents
Liabilities:
Total	(4,080)	(3,488)
Level 3 [Member] | Derivative Liability [Member]
Liabilities:
Total	(4,080)	$ (3,488)
Level 3 [Member] | Warrant Liability [Member]
Liabilities:
Total